Comprehensive Income:	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income:
(22)	Comprehensive Income:

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity. The following table sets forth the amounts of other comprehensive income included in stockholders' equity along with the related tax effect for the years ended December 31, 2011, 2010 and 2009.

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,792	(4,349)	8,443
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on available for sale securities	(2,897)	985	(1,912)

	$9,686	(3,293)	6,393

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2010:
Unrealized holding gains on:
Available for sale securities	$653	(222)	431
Derivatives	(444)	151	(293)
Reclassification adjustments for gains on available for sale securities	($3,504)	1,191	(2,313)

	($3,295)	1,120	(2,175)

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2009:
Unrealized holding gains on:
Available for sale securities	$5,383	(1,830)	3,553
Derivatives	532	(181)	351
Reclassification adjustments for gains on available for sale securities	(2,713)	922	(1,791)

	$3,202	(1,089)	2,113